                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT -- JULY 31, 2007*

                         FUND NAME                            PROSPECTUS DATE         FORM NUMBER
RiverSource Disciplined Small and Mid Cap Equity Fund         Sept. 29, 2006          S-6505-99 C
RiverSource Strategic Allocation Fund                         Nov. 29, 2006           S-6141-99 AC

The following portfolio manager has been added to the section "Fund Management and Compensation -- Portfolio Manager(s):

Steve E. Kokkotos, Ph.D., Portfolio Manager

 --  Managed the Fund since July 2007.

 --  Joined RiverSource Investments in 2002.

 -- Manager, Information Technology, Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, 1999 to 2002.

 --  Began investment career in 1999.

 --  Ph.D., National Technical University of Athens, Greece.

The rest of the section remains the same.

--------------------------------------------------------------------------------
S-6141-1 A (7/07)
Valid until next update
*Destroy Nov. 29, 2007